Property, plant and equipment, net (Detail Textuals) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 6,464	$ 7,620	$ 21,939	$ 18,891